Fair Value Measurements (Details 1) (USD $)			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at December 31, 2013	$ 1,511,033
Issuance Of Series A Warrants And Placement Agent Warrants			1,764,317
Fair Value Adjustment of Warrants			(253,284)
Balance at March 31, 2014	$ 1,511,033		$ 1,511,033